Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial $100
					Investment Based on
	Summary		Average Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Total	Total
	Table Total for	Actually Paid	Table Total for	Actually Paid to	Shareholder	Shareholder	Net Income (loss)	Adjusted EBITDA (5)
Year	PEO (1)	to PEO (2) (3)	Non-PEO NEOs (1)	Non-PEO NEOs (2) (3)	Return	Return (4)	(in thousands)	(in thousands)
2023	$40,058	$43,533,121	$17,716,938	$28,506,155	$352.52	$139.14	$174,227	$329,335
2022	33,203	13,687,307	4,305,869	2,091,584	226.43	118.69	147,139	232,313
2021	33,115	253,610,579	5,634,227	30,194,861	214.25	143.55	(60,018)	178,112
2020	2,559,392	278,740,704	1,914,694	31,929,509	167.21	117.10	(1,724)	155,808
(1)

For each year presented, Patrick W. Smith was our PEO; reflects amounts reported in the Summary Compensation Table for the respective years. Our non-PEO NEOs for 2023 were Ms. Bagley and Messrs. Isner and Kunins. Our non-PEO NEOs for 2022 were Ms. Bagley and Messrs. Isner, Kunins, Larson, Ahsan and Zito. Our non-PEO NEOs for 2021 and 2020 were Messrs. Larson, Ahsan, Isner and Kunins. Average compensation for the non-PEO NEOs reflects amounts reported in the Summary Compensation Table for the respective years.

(2)

Amounts shown for compensation actually paid (“CAP”) are computed in accordance with Item 402(v) of Regulation S-K under the Exchange Act and do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. These amounts reflect total compensation as reported in the Summary Compensation Table with certain adjustments as required by Item 402(v) of Regulation S-K as described in Note (3) below.

(3)

CAP reflects the exclusions and inclusions of equity awards for the PEO and the other NEOs as set forth below and calculated in accordance with ASC Topic 718. The valuation methodologies and assumptions used to calculate CAP are based on the grant date fair value of these awards as disclosed in the Company’s consolidated financial statements filed with the SEC on Form 10-K for each of the years reflected in the table below:

Summary Compensation Table Total to CAP Reconciliation for the PEO and the other NEOs:

	Calculation for PEO
Calculation (a) of Compensation Actually Paid	Year 2020	Year 2021	Year 2022	Year 2023
Summary Compensation Table Total	$2,559,392	$33,115	$33,203	$40,058
Less grant date fair value of stock and option awards (b)	(2,531,425)	—	—	—
Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied during the fiscal year	405,161	227,074,553	—	43,493,063
Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards or forfeited awards granted in prior fiscal years	278,307,576	26,502,911	13,654,104	—
Compensation Actually Paid	$278,740,704	$253,610,579	$13,687,307	$43,533,121

	Calculation for Average of Non-PEOs
Calculation (a) of Compensation Actually Paid	Year 2020	Year 2021	Year 2022	Year 2023
Summary Compensation Table Total	1,914,694	$5,634,227	$4,305,869	$17,716,938
Less grant date fair value of stock and option awards	(1,156,333)	(4,414,658)	(3,502,709)	(16,456,252)
Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	469,229	3,515,309	4,596,869	18,641,953
Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied during the fiscal year	220,174	21,247,901	51,093	5,910,764
Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards or forfeited awards granted in prior fiscal years	30,481,745	4,212,082	(3,359,538)	2,692,752
Compensation Actually Paid	$31,929,509	$30,194,861	$2,091,584	$28,506,155
(a)	For the PEO and the other NEOs, for each covered year, fair value of awards that are granted and vest in the same covered fiscal year equals $0, and fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year equals $0.
(b)	The amount shown for 2020 represents the total stock compensation expense for modified shares related to a performance share unit (“PSU”) award for Mr. Smith.
(4)

Total Shareholder Return (“TSR”) shown in this table utilizes the Russell Midcap Index that we use in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company’s consolidated financial statements filed with the SEC on Form 10-K for each of the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2020 through December 31 of the applicable fiscal year in each of the Company’s common stock and the Russell Midcap Index. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies included in the Russell Midcap Index. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.

(5)

Pursuant to Item 402(v) of Regulation S-K under the Exchange Act, we determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to CAP for our PEO and our other NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important such measure in future years. Adjusted EBITDA is defined as earnings before interest expense, investment interest income, income taxes, depreciation, amortization, non-cash stock-based compensation expense, fair value adjustments to strategic investments and marketable securities, transaction costs related to acquisitions and investments, and other unusual, non-recurring pre-tax items that are not considered representative of our underlying operating performance. For a reconciliation of Adjusted EBITDA to earnings, see “Reconciliation to Non-GAAP Measures.”

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote

					Value of Initial $100
					Investment Based on
	Summary		Average Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Total	Total
	Table Total for	Actually Paid	Table Total for	Actually Paid to	Shareholder	Shareholder	Net Income (loss)	Adjusted EBITDA (5)
Year	PEO (1)	to PEO (2) (3)	Non-PEO NEOs (1)	Non-PEO NEOs (2) (3)	Return	Return (4)	(in thousands)	(in thousands)
2023	$40,058	$43,533,121	$17,716,938	$28,506,155	$352.52	$139.14	$174,227	$329,335
2022	33,203	13,687,307	4,305,869	2,091,584	226.43	118.69	147,139	232,313
2021	33,115	253,610,579	5,634,227	30,194,861	214.25	143.55	(60,018)	178,112
2020	2,559,392	278,740,704	1,914,694	31,929,509	167.21	117.10	(1,724)	155,808
(1)

For each year presented, Patrick W. Smith was our PEO; reflects amounts reported in the Summary Compensation Table for the respective years. Our non-PEO NEOs for 2023 were Ms. Bagley and Messrs. Isner and Kunins. Our non-PEO NEOs for 2022 were Ms. Bagley and Messrs. Isner, Kunins, Larson, Ahsan and Zito. Our non-PEO NEOs for 2021 and 2020 were Messrs. Larson, Ahsan, Isner and Kunins. Average compensation for the non-PEO NEOs reflects amounts reported in the Summary Compensation Table for the respective years.

Peer Group Issuers, Footnote
(4)

Total Shareholder Return (“TSR”) shown in this table utilizes the Russell Midcap Index that we use in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company’s consolidated financial statements filed with the SEC on Form 10-K for each of the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2020 through December 31 of the applicable fiscal year in each of the Company’s common stock and the Russell Midcap Index. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies included in the Russell Midcap Index. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	$ 40,058	$ 33,203	$ 33,115	$ 2,559,392
PEO Actually Paid Compensation Amount	$ 43,533,121	13,687,307	253,610,579	278,740,704
Adjustment To PEO Compensation, Footnote
(3)

CAP reflects the exclusions and inclusions of equity awards for the PEO and the other NEOs as set forth below and calculated in accordance with ASC Topic 718. The valuation methodologies and assumptions used to calculate CAP are based on the grant date fair value of these awards as disclosed in the Company’s consolidated financial statements filed with the SEC on Form 10-K for each of the years reflected in the table below:

Summary Compensation Table Total to CAP Reconciliation for the PEO and the other NEOs:

	Calculation for PEO
Calculation (a) of Compensation Actually Paid	Year 2020	Year 2021	Year 2022	Year 2023
Summary Compensation Table Total	$2,559,392	$33,115	$33,203	$40,058
Less grant date fair value of stock and option awards (b)	(2,531,425)	—	—	—
Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied during the fiscal year	405,161	227,074,553	—	43,493,063
Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards or forfeited awards granted in prior fiscal years	278,307,576	26,502,911	13,654,104	—
Compensation Actually Paid	$278,740,704	$253,610,579	$13,687,307	$43,533,121

	Calculation for Average of Non-PEOs
Calculation (a) of Compensation Actually Paid	Year 2020	Year 2021	Year 2022	Year 2023
Summary Compensation Table Total	1,914,694	$5,634,227	$4,305,869	$17,716,938
Less grant date fair value of stock and option awards	(1,156,333)	(4,414,658)	(3,502,709)	(16,456,252)
Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	469,229	3,515,309	4,596,869	18,641,953
Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied during the fiscal year	220,174	21,247,901	51,093	5,910,764
Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards or forfeited awards granted in prior fiscal years	30,481,745	4,212,082	(3,359,538)	2,692,752
Compensation Actually Paid	$31,929,509	$30,194,861	$2,091,584	$28,506,155
(a)	For the PEO and the other NEOs, for each covered year, fair value of awards that are granted and vest in the same covered fiscal year equals $0, and fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year equals $0.
(b)	The amount shown for 2020 represents the total stock compensation expense for modified shares related to a performance share unit (“PSU”) award for Mr. Smith.

Non-PEO NEO Average Total Compensation Amount	$ 17,716,938	4,305,869	5,634,227	1,914,694
Non-PEO NEO Average Compensation Actually Paid Amount	$ 28,506,155	2,091,584	30,194,861	31,929,509
Adjustment to Non-PEO NEO Compensation Footnote
(3)

CAP reflects the exclusions and inclusions of equity awards for the PEO and the other NEOs as set forth below and calculated in accordance with ASC Topic 718. The valuation methodologies and assumptions used to calculate CAP are based on the grant date fair value of these awards as disclosed in the Company’s consolidated financial statements filed with the SEC on Form 10-K for each of the years reflected in the table below:

Summary Compensation Table Total to CAP Reconciliation for the PEO and the other NEOs:

	Calculation for Average of Non-PEOs
Calculation (a) of Compensation Actually Paid	Year 2020	Year 2021	Year 2022	Year 2023
Summary Compensation Table Total	1,914,694	$5,634,227	$4,305,869	$17,716,938
Less grant date fair value of stock and option awards	(1,156,333)	(4,414,658)	(3,502,709)	(16,456,252)
Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	469,229	3,515,309	4,596,869	18,641,953
Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied during the fiscal year	220,174	21,247,901	51,093	5,910,764
Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards or forfeited awards granted in prior fiscal years	30,481,745	4,212,082	(3,359,538)	2,692,752
Compensation Actually Paid	$31,929,509	$30,194,861	$2,091,584	$28,506,155
(a)	For the PEO and the other NEOs, for each covered year, fair value of awards that are granted and vest in the same covered fiscal year equals $0, and fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year equals $0.
(b)	The amount shown for 2020 represents the total stock compensation expense for modified shares related to a performance share unit (“PSU”) award for Mr. Smith.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Set forth below is a list of the three most important financial performance measures used to link executive compensation actually paid to our NEOs during 2023 to Company performance:

●	Adjusted EBITDA;
●	Revenue; and
●	Company stock price.

Total Shareholder Return Amount	$ 352.52	226.43	214.25	167.21
Peer Group Total Shareholder Return Amount	139.14	118.69	143.55	117.10
Net Income (Loss)	$ 174,227,000	$ 147,139,000	$ (60,018,000)	$ (1,724,000)
Company Selected Measure Amount	329,335,000	232,313,000	178,112,000	155,808,000
PEO Name	Patrick W. Smith
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)

Pursuant to Item 402(v) of Regulation S-K under the Exchange Act, we determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to CAP for our PEO and our other NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important such measure in future years. Adjusted EBITDA is defined as earnings before interest expense, investment interest income, income taxes, depreciation, amortization, non-cash stock-based compensation expense, fair value adjustments to strategic investments and marketable securities, transaction costs related to acquisitions and investments, and other unusual, non-recurring pre-tax items that are not considered representative of our underlying operating performance. For a reconciliation of Adjusted EBITDA to earnings, see “Reconciliation to Non-GAAP Measures.”

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Company stock price
Fair value of awards that are granted and vest in the same covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
Fair value of awards granted in prior years that failed to meet the applicable vesting conditions
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Less grant date fair value of stock and option awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,531,425)
PEO | Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards or forfeited awards granted in prior fiscal years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		13,654,104	26,502,911	278,307,576
PEO | Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied during the fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,493,063		227,074,553	405,161
Non-PEO NEO | Less grant date fair value of stock and option awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,456,252)	(3,502,709)	(4,414,658)	(1,156,333)
Non-PEO NEO | Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,641,953	4,596,869	3,515,309	469,229
Non-PEO NEO | Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards or forfeited awards granted in prior fiscal years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,692,752	(3,359,538)	4,212,082	30,481,745
Non-PEO NEO | Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied during the fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,910,764	$ 51,093	$ 21,247,901	$ 220,174